787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 6, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Dynamic High Income Portfolio, a series of BlackRock Funds II
(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 26, 2016, to the Prospectus, dated November 27, 2015, for BlackRock Dynamic High Income Portfolio (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated September 26, 2016 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8138.

Very truly yours,

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Ben Archibald, Esq., BlackRock Advisors, LLC